Earnings per Common Share - € / shares shares in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [Abstract]
Basic	[1]	€ 1.00	€ 0.06	€ (2.71)
Diluted	[1]	€ 0.97	€ 0.06	€ (2.71)
Number of shares in million [Abstract]
Denominator for basic earnings per share, weighted-average shares outstanding		2,096.5	2,108.2	2,110.0
Denominator for diluted earnings per share, adjusted weighted-average shares after assumed conversions	[2]	2,143.2	2,170.1	2,110.0

[1]	Earnings were adjusted by € 363 million, € 349 million and € 330 million before tax for the coupons paid on Additional Tier 1 Notes in April 2021, April 2020 and April 2019. In accordance with IAS 33 the coupons paid on Additional Tier 1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation.
[2]	Due to the net loss situation for 2019 potentially dilutive shares are generally not considered for the earnings per share calculation, because to do so would decrease the net loss per share. Under a net income situation however, the number of adjusted weighted average shares after assumed conversion would have been increased by 60 million shares for 2019.